CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 16,921	$ 16,961
Short-term deposits	40,428	221
Trade receivables, net	6,332	5,582
Other current assets	1,766	1,534
Total current assets	65,447	24,298
NON-CURRENT ASSETS:
System components	4,463	3,642
Leased systems, net	3,813	5,198
Other property and equipment, net	1,055	710
Other long-term assets	954	163
Total non-current assets	10,285	9,713
Total assets	75,732	34,011
CURRENT LIABILITIES:
Trade payables	1,102	781
Deferred revenues	2,195	1,543
Liability in respect of research and development grants	978	707
Other accounts payable	4,792	3,769
Total current liabilities	9,067	6,800
NON-CURRENT LIABILITIES:
Deferred revenues and other liabilities	3,419	2,053
Liability in respect of research and development grants	5,921	5,524
Total non-current liabilities	9,340	7,577
EQUITY:
Share capital	363	233
Share premium	137,566	95,135
Share-based payment reserve	5,340	3,748
Currency Translation Adjustments	(2,188)	(2,188)
Accumulated deficit	(83,756)	(77,294)
Total equity	57,325	19,634
Total equity and liabilities	$ 75,732	$ 34,011